FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ x ]; Amendment Number:2
This Amendment (Check only one.):  [ x ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Continental Corporation
Address: CNA Plaza
         Chicago,IL 60685


13F File Number:  28-172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Lynne Gugenheim
Title:  Senior Vice President and Deputy General Counsel
Phone: (312) 822 4921
Signature, Place, and Date of Signing:
November 12, 2002
Chicago, Illinois,  60685
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

Report Type (Check only one.):

 [    ]              13F HOLDINGS REPORT.

 [  x ]              13F NOTICE.

 [    ]              13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

The securities on which The Continental Corporation exercises shared investment discretion have been reported upon by CNA Financial Corporation on behalf of The Continental Corporation.